Accrued expenses and other current liabilities	12 Months Ended
Mar. 29, 2014
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities

7.     Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following (in thousands):

	March 29, 2014	March 30, 2013

Accrued compensation	$5,225	$3,780
Deferred revenue—gift cards and layaways	3,752	2,645
Sales tax liability	2,900	1,816
Accrued interest	1,738	1,761
Sales award redemption liability	1,950	1,343
Capital leases—short term	61	43
Other	5,137	3,334

Total accrued expenses	$20,763	$14,722